General	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
General	Note 17 - General Figures have been rounded off to the nearest dollar and the comparative figures have been re-arranged / reclassified, wherever necessary, to facilitate comparison.	Note 19 - General Figures have been rounded off to the nearest dollar and the comparative figures have been re-arranged / reclassified, wherever necessary, to facilitate comparison.
Duo Software (Pvt.) Limited [Member]
General			Note 17 - General Figures have been rounded off to the nearest dollar and the comparative figures have been re-arranged / reclassified, wherever necessary, to facilitate comparison.